DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair value of derivative instruments

	Balance Sheet Location	2016	2017	2017
		RUB	RUB	$
Foreign exchange contracts	Other accrued liabilities	59	18	0.3
Total derivative liabilities		59	18	0.3